Acquisitions (Details) - Schedule of Aggregate Consideration Transferred for the Assets Acquired - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Asset Acquisition [Line Items]
Consideration transferred at closing	$ 6,000,000
Fair value of notes payable issued	12,947,000
Transaction costs	79,771
Total consideration transferred	19,026,771
Fair Value Consideration Transferred [Member]
Asset Acquisition [Line Items]
Common stock	875,484	$ 875,484
Series B convertible preferred stock	64,236,085	64,236,085
Total consideration transferred	$ 65,111,569	65,111,569
Aggregate Consideration Transferred [Member]
Asset Acquisition [Line Items]
Consideration transferred at closing		6,000,000
Fair value of notes payable issued		12,947,000
Transaction costs		79,771
Total consideration transferred		$ 19,026,771